Investments Accounted for Under Equity Method - Additional Information (Detail) € in Millions	12 Months Ended
Dec. 31, 2017 EUR (€)
Share of profit (loss) of associates and joint ventures accounted for using equity method [abstract]
Share of losses of joint-ventures in excess of initial investment	€ 14